UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

ALLIANCEBERNSTEIN CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: April 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Small Cap Growth Portfolio

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Information Technology - 29.7%
Communications Equipment - 5.2%
ADTRAN, Inc.	199,750	$8,243,683
Aruba Networks, Inc. (a)	208,966	7,508,148
Ixia (a)	296,115	4,838,519
Netgear, Inc. (a)	213,740	8,923,645
Riverbed Technology, Inc. (a)	151,355	5,318,615

		34,832,610

Electronic Equipment, Instruments & Components - 0.8%
Universal Display Corp. (a)	95,598	5,252,154

Internet Software & Services - 4.3%
DealerTrack Holdings, Inc. (a)	304,010	6,828,065
IntraLinks Holdings, Inc. (a)	295,786	9,394,163
LogMeIn, Inc. (a)	92,610	3,988,713
RightNow Technologies, Inc. (a)	239,770	8,674,878

		28,885,819

IT Services - 1.5%
VeriFone Systems, Inc. (a)	177,302	9,719,696

Semiconductors & Semiconductor Equipment - 6.6%
Entegris, Inc. (a)	459,875	3,968,721
Fairchild Semiconductor International, Inc. (a)	361,786	7,586,653
Hittite Microwave Corp. (a)	80,480	5,182,107
International Rectifier Corp. (a)	243,800	8,425,728
Magnachip Semiconductor Corp. (a)	224,954	3,138,108
Netlogic Microsystems, Inc. (a)	190,989	8,237,356
Skyworks Solutions, Inc. (a)	66,753	2,100,049
Teradyne, Inc. (a)	341,960	5,505,556

		44,144,278

Software - 11.3%
Aspen Technology, Inc. (a)	588,142	8,816,249
Concur Technologies, Inc. (a)	102,390	5,925,309
Fortinet, Inc. (a)	212,969	10,371,590
Informatica Corp. (a)	118,490	6,636,625
MICROS Systems, Inc. (a)	125,700	6,538,914
Radiant Systems, Inc. (a)	345,719	6,886,722
RealD, Inc. (a)	266,248	7,742,492
SuccessFactors, Inc. (a)	205,568	7,127,043
Taleo Corp. (a)	140,718	5,103,842
TIBCO Software, Inc. (a)	356,450	10,689,935

		75,838,721

		198,673,278

Health Care - 19.4%
Biotechnology - 6.7%
Amarin Corp. PLC (ADR) (a)	302,330	4,837,280

Company	Shares	U.S. $ Value
Ardea Biosciences, Inc. (a)	88,141	$2,498,797
Ariad Pharmaceuticals, Inc. (a)	248,700	2,126,385
Arqule, Inc. (a)	402,873	2,844,284
AVEO Pharmaceuticals, Inc. (a)	118,700	1,846,972
Cepheid, Inc. (a)	175,335	5,665,074
Human Genome Sciences, Inc. (a)	73,560	2,167,813
Incyte Corp. Ltd. (a)	203,960	3,769,181
InterMune, Inc. (a)	111,550	4,979,592
Ironwood Pharmaceuticals, Inc. (a)	120,640	1,763,757
NPS Pharmaceuticals, Inc. (a)	246,090	2,551,953
Pharmasset, Inc. (a)	39,443	4,002,281
United Therapeutics Corp. (a)	85,450	5,721,732

		44,775,101

Health Care Equipment & Supplies - 3.8%
NxStage Medical, Inc. (a)	262,874	6,477,215
Sirona Dental Systems, Inc. (a)	122,650	6,999,636
Volcano Corp. (a)	233,250	6,218,445
Zoll Medical Corp. (a)	98,430	5,579,012

		25,274,308

Health Care Providers & Services - 4.7%
Centene Corp. (a)	211,520	7,663,370
Healthspring, Inc. (a)	196,325	8,145,524
HMS Holdings Corp. (a)	113,589	8,940,590
IPC The Hospitalist Co., Inc. (a)	137,860	7,149,420

		31,898,904

Health Care Technology - 1.4%
SXC Health Solutions Corp. (a)	174,954	9,650,463

Pharmaceuticals - 2.8%
Impax Laboratories, Inc. (a)	263,730	7,220,927
MAP Pharmaceuticals, Inc. (a)	145,390	2,241,914
Nektar Therapeutics (a)	238,720	2,477,914
Optimer Pharmaceuticals, Inc. (a)	192,407	2,430,100
Salix Pharmaceuticals Ltd. (a)	106,000	4,164,740

		18,535,595

		130,134,371

Consumer Discretionary - 18.5%
Distributors - 1.1%
LKQ Corp. (a)	292,950	7,388,199

Diversified Consumer Services - 1.0%
K12, Inc. (a)	170,099	6,696,798

Hotels, Restaurants & Leisure - 4.8%
Gaylord Entertainment Co. (a)	181,670	6,516,503
Life Time Fitness, Inc. (a)	170,872	6,684,513
Orient-Express Hotels Ltd. - Class A (a)	576,490	7,073,532

Company	Shares	U.S. $ Value
Panera Bread Co. - Class A (a)	53,340	$6,460,007
Texas Roadhouse, Inc. - Class A	332,808	5,414,786

		32,149,341

Household Durables - 1.3%
Tempur-Pedic International, Inc. (a)	136,250	8,553,775

Internet & Catalog Retail - 0.6%
Shutterfly, Inc. (a)	64,000	3,939,840

Leisure Equipment & Products - 0.7%
Brunswick Corp.	198,500	4,638,945

Media - 1.1%
Lamar Advertising Co. (a)	27,512	894,690
National CineMedia, Inc.	385,010	6,714,575

		7,609,265

Specialty Retail - 7.0%
Cabela’s, Inc. (a)	46,800	1,195,272
Citi Trends, Inc. (a)	148,300	3,301,158
Dick’s Sporting Goods, Inc. (a)	178,240	7,295,363
Select Comfort Corp. (a)	591,240	9,382,979
Tractor Supply Co.	127,490	7,887,806
Ulta Salon Cosmetics & Fragrance, Inc. (a)	172,520	9,176,339
Zumiez, Inc. (a)	318,030	8,939,823

		47,178,740

Textiles, Apparel & Luxury Goods - 0.9%
Vera Bradley, Inc. (a)	120,555	5,863,795

		124,018,698

Industrials - 18.3%
Aerospace & Defense - 1.7%
Hexcel Corp. (a)	386,000	8,310,580
Keyw Holding Corp. (The) (a)	273,597	3,061,550

		11,372,130

Air Freight & Logistics - 1.1%
Atlas Air Worldwide Holdings, Inc. (a)	103,487	7,131,289

Building Products - 0.8%
Simpson Manufacturing Co., Inc.	199,290	5,564,177

Commercial Services & Supplies - 1.2%
Interface, Inc.	421,220	7,851,541

Electrical Equipment - 1.1%
AMETEK, Inc.	160,735	7,400,239

Machinery - 6.8%
Actuant Corp. - Class A	269,160	7,471,882
Bucyrus International, Inc. - Class A	19,220	1,757,669
IDEX Corp.	173,100	8,121,852
Lincoln Electric Holdings, Inc.	98,750	7,759,775
Middleby Corp. (a)	76,040	6,818,507
RBC Bearings, Inc. (a)	154,840	6,079,018

Company	Shares	U.S. $ Value
Valmont Industries, Inc.	68,000	$7,160,400

		45,169,103

Marine - 1.2%
Kirby Corp. (a)	142,577	8,095,522

Professional Services - 1.0%
TrueBlue, Inc. (a)	453,482	6,385,027

Road & Rail - 2.6%
Genesee & Wyoming, Inc. - Class A (a)	117,392	7,275,956
Knight Transportation, Inc.	296,050	5,331,860
Zipcar, Inc. (a)	193,406	4,987,941

		17,595,757

Trading Companies & Distributors - 0.8%
United Rentals, Inc. (a)	192,500	5,663,350

		122,228,135

Energy - 5.4%
Energy Equipment & Services - 2.7%
Complete Production Services, Inc. (a)	212,904	7,225,961
Dril-Quip, Inc. (a)	68,230	5,223,689
Oceaneering International, Inc. (a)	63,440	5,545,925

		17,995,575

Oil, Gas & Consumable Fuels - 2.7%
Cabot Oil & Gas Corp.	134,820	7,587,670
Resolute Energy Corp. (a)	193,209	3,417,867
SM Energy Co.	94,936	7,201,845

		18,207,382

		36,202,957

Financials - 4.2%
Capital Markets - 2.9%
Affiliated Managers Group, Inc. (a)	43,530	4,748,252
Greenhill & Co., Inc.	56,920	3,358,280
KBW, Inc.	168,669	3,832,160
Stifel Financial Corp. (a)	162,413	7,419,026

		19,357,718

Commercial Banks - 1.3%
Iberiabank Corp.	90,195	5,412,602
Signature Bank (a)	62,079	3,613,619

		9,026,221

		28,383,939

Materials - 1.3%
Chemicals - 1.3%
Solutia, Inc. (a)	332,510	8,761,639

Consumer Staples - 0.6%
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	56,119	3,757,728

Company	Shares	U.S. $ Value
Total Common Stocks (cost $463,922,253)		$652,160,745

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10% (b) (cost $20,741,039)	20,741,039	20,741,039

Total Investments - 100.5% (cost $484,663,292) (c)		672,901,784
Other assets less liabilities - (0.5)%		(3,331,024)

Net Assets - 100.0%		$669,570,760

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $191,005,273 and gross unrealized depreciation of investments was $(2,766,781), resulting in net unrealized appreciation of $188,238,492.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Small Cap Growth Portfolio

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2— other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$652,160,745	$—	$—	$652,160,745
Short-Term Investments	20,741,039	—	—	20,741,039

Total Investments in Securities	672,901,784	—	—	672,901,784
Other Financial Instruments*	—	—	—	—

Total	$672,901,784	$—	$—	$672,901,784

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - US

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 80.5%
Consumer Discretionary - 13.6%
Diversified Consumer Services - 0.8%
Sotheby’s	300	$15,156

Hotels, Restaurants & Leisure - 1.9%
Panera Bread Co. - Class A (a)	100	12,111
Starbucks Corp.	700	25,333

		37,444

Household Durables - 0.8%
Garmin Ltd. (a) (b)	500	17,115

Leisure Equipment & Products - 0.5%
Polaris Industries, Inc. (b)	100	10,543

Media - 2.7%
DIRECTV (a) (b)	800	38,872
Liberty Media Corp. - Capital (a)	200	16,454

		55,326

Multiline Retail - 2.0%
Dillard’s, Inc.	300	14,406
Kohl’s Corp.	100	5,271
Target Corp. (b)	400	19,640

		39,317

Specialty Retail - 3.1%
Advance Auto Parts, Inc. (b)	400	26,184
Ross Stores, Inc. (b)	200	14,738
TJX Cos., Inc. (b)	400	21,448

		62,370

Textiles, Apparel & Luxury Goods - 1.8%
Coach, Inc. (b)	400	23,924
Polo Ralph Lauren Corp. - Class A	100	13,077

		37,001

		274,272

Financials - 12.2%
Capital Markets - 4.5%
Affiliated Managers Group, Inc. (a)	100	10,908
Federated Investors, Inc. - Class B (b)	700	18,046
Goldman Sachs Group, Inc. (The)	100	15,101
Raymond James Financial, Inc.	400	15,000
SEI Investments Co.	500	11,165
Waddell & Reed Financial, Inc. - Class A	500	20,505

		90,725

Commercial Banks - 1.2%
City National Corp. (b)	200	11,422
PNC Financial Services Group, Inc.	200	12,468

		23,890

Company	Shares	U.S. $ Value
Consumer Finance - 1.1%
Discover Financial Services (b)	900	$22,356

Insurance - 5.4%
Aflac, Inc. (b)	200	11,238
Allied World Assurance Co. Holdings Ltd.	300	19,491
Arch Capital Group Ltd. (a) (b)	200	20,800
Assurant, Inc.	500	19,850
Prudential Financial, Inc.	400	25,368
Travelers Cos., Inc. (The)	200	12,656

		109,403

		246,374

Information Technology - 11.8%
Communications Equipment - 2.1%
EchoStar Corp. (a) (b)	500	18,540
QUALCOMM, Inc. (b)	400	22,736

		41,276

Computers & Peripherals - 1.7%
Apple, Inc. (a)	100	34,823

Electronic Equipment, Instruments & Components - 1.1%
Tech Data Corp. (a)	400	21,252

Internet Software & Services - 0.8%
VeriSign, Inc.	300	11,088
WebMD Health Corp. - Class A (a)	100	5,787

		16,875

IT Services - 3.4%
Accenture PLC (b)	600	34,278
Global Payments, Inc.	200	10,648
Visa, Inc. - Class A	300	23,436

		68,362

Semiconductors & Semiconductor Equipment - 1.9%
Linear Technology Corp.	800	27,840
Micron Technology, Inc. (a)	1,000	11,290

		39,130

Software - 0.8%
Cadence Design Systems, Inc. (a) (b)	1,600	16,608

		238,326

Industrials - 11.8%
Aerospace & Defense - 0.4%
United Technologies Corp.	100	8,958

Airlines - 0.7%
Alaska Air Group, Inc. (a)	200	13,174

Building Products - 0.7%
Armstrong World Industries, Inc. (b)	300	13,425

Company	Shares	U.S. $ Value
Commercial Services & Supplies - 0.6%
Covanta Holding Corp. (b)	700	$12,019

Construction & Engineering - 0.8%
KBR, Inc.	400	15,348

Industrial Conglomerates - 1.1%
General Electric Co. (b)	1,100	22,495

Machinery - 4.8%
Joy Global, Inc.	200	20,190
PACCAR, Inc.	300	15,933
Pall Corp. (b)	300	17,532
Timken Co. (b)	300	16,917
Toro Co. (The) (b)	400	27,164

		97,736

Road & Rail - 2.7%
CSX Corp. (b)	300	23,607
Norfolk Southern Corp. (b)	200	14,936
Ryder System, Inc. (b)	300	16,050

		54,593

		237,748

Health Care - 10.5%
Biotechnology - 0.8%
Amgen, Inc. (a) (b)	300	17,055

Health Care Equipment & Supplies - 0.8%
Covidien PLC	300	16,707

Health Care Providers & Services - 5.4%
Cardinal Health, Inc. (b)	300	13,107
Express Scripts, Inc. - Class A (a)	200	11,348
Health Net, Inc. (a)	900	29,970
Humana, Inc. (a) (b)	400	30,448
WellPoint, Inc.	300	23,037

		107,910

Pharmaceuticals - 3.5%
Bristol-Myers Squibb Co. (b)	700	19,670
Eli Lilly & Co.	700	25,907
Forest Laboratories, Inc. (a)	300	9,948
Pfizer, Inc.	700	14,672

		70,197

		211,869

Consumer Staples - 8.9%
Beverages - 1.0%
Hansen Natural Corp. (a)	300	19,845

Food Products - 4.5%
Bunge Ltd.	300	22,632
Corn Products International, Inc. (b)	200	11,020
Hershey Co. (The)	500	28,855
Sara Lee Corp.	700	13,440

Company	Shares	U.S. $ Value
Tyson Foods, Inc. - Class A	800	$15,920

		91,867

Household Products - 1.7%
Colgate-Palmolive Co. (b)	400	33,740

Tobacco - 1.7%
Philip Morris International, Inc.	500	34,720

		180,172

Energy - 4.2%
Energy Equipment & Services - 1.0%
Core Laboratories NV	100	9,598
SEACOR Holdings, Inc. (b)	100	9,883

		19,481

Oil, Gas & Consumable Fuels - 3.2%
ConocoPhillips (b)	300	23,679
Marathon Oil Corp.	200	10,808
Sunoco, Inc.	700	29,862

		64,349

		83,830

Materials - 3.8%
Chemicals - 1.6%
EI du Pont de Nemours & Co.	300	17,037
Sigma-Aldrich Corp.	200	14,116

		31,153

Metals & Mining - 1.3%
Compass Minerals International, Inc.	100	9,761
Freeport-McMoRan Copper & Gold, Inc. (b)	300	16,509

		26,270

Paper & Forest Products - 0.9%
Domtar Corp.	200	18,604

		76,027

Utilities - 2.6%
Electric Utilities - 1.1%
DPL, Inc.	400	12,116
NV Energy, Inc.	600	9,114

		21,230

Gas Utilities - 0.5%
Nicor, Inc.	200	11,086

Multi-Utilities - 1.0%
Public Service Enterprise Group, Inc.	600	19,302

		51,618

Telecommunication Services - 1.1%
Diversified Telecommunication Services - 0.5%
Windstream Corp.	800	10,248

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 0.6%
Cellcom Israel Ltd.	400	$12,840

		23,088

Total Common Stocks (cost $1,390,523)		1,623,324

SHORT-TERM INVESTMENTS - 21.9%
Investment Companies - 21.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.10% (c) (cost $442,627)	442,627	442,627

Total Investments - 102.4% (cost $1,833,150)		2,065,951

SECURITIES SOLD SHORT - (76.8)%
COMMON STOCKS - (76.8)%
Industrials - (13.6)%
Aerospace & Defense - (1.7)%
Boeing Co. (The)	(200)	(15,956)
Rockwell Collins, Inc.	(300)	(18,930)

		(34,886)

Air Freight & Logistics - (0.8)%
Expeditors International of Washington, Inc.	(300)	(16,281)

Airlines - (0.6)%
Southwest Airlines Co.	(1,000)	(11,750)

Commercial Services & Supplies - (3.4)%
Iron Mountain, Inc.	(200)	(6,370)
Pitney Bowes, Inc.	(1,400)	(34,384)
Republic Services, Inc. - Class A	(900)	(28,458)

		(69,212)

Construction & Engineering - (0.5)%
Quanta Services, Inc. (a)	(500)	(10,840)

Machinery - (1.9)%
Danaher Corp.	(400)	(22,096)
Ingersoll-Rand PLC	(300)	(15,150)

		(37,246)

Professional Services - (2.9)%
Dun & Bradstreet Corp.	(400)	(32,872)
Manpower, Inc.	(200)	(13,250)
Robert Half International, Inc.	(400)	(12,132)

		(58,254)

Trading Companies & Distributors - (1.8)%
Fastenal Co.	(100)	(6,709)
MSC Industrial Direct Co. - Class A	(200)	(14,318)
WW Grainger, Inc.	(100)	(15,160)

		(36,187)

		(274,656)

Company	Shares	U.S. $ Value
Information Technology - (12.1)%
Communications Equipment - (0.6)%
Juniper Networks, Inc. (a)	(300)	$(11,499)

Computers & Peripherals - (1.4)%
EMC Corp. (a)	(600)	(17,004)
Hewlett-Packard Co.	(300)	(12,111)

		(29,115)

Electronic Equipment, Instruments & Components - (2.9)%
Amphenol Corp. - Class A	(200)	(11,182)
FLIR Systems, Inc.	(600)	(21,132)
Jabil Circuit, Inc.	(400)	(7,936)
Trimble Navigation Ltd. (a)	(400)	(18,736)

		(58,986)

Internet Software & Services - (0.4)%
Yahoo!, Inc. (a)	(400)	(7,100)

IT Services - (2.5)%
Cognizant Technology Solutions Corp. - Class A (a)	(200)	(16,580)
Fidelity National Information Services, Inc.	(400)	(13,240)
Paychex, Inc.	(600)	(19,626)

		(49,446)

Office Electronics - (0.3)%
Xerox Corp.	(700)	(7,063)

Semiconductors & Semiconductor Equipment - (2.8)%
Advanced Micro Devices, Inc. (a)	(1,200)	(10,920)
Avago Technologies Ltd.	(300)	(10,038)
Cree, Inc. (a)	(200)	(8,148)
Skyworks Solutions, Inc. (a)	(300)	(9,438)
Varian Semiconductor Equipment Associates, Inc. (a)	(100)	(4,193)
Xilinx, Inc.	(400)	(13,944)

		(56,681)

Software - (1.2)%
Adobe Systems, Inc. (a)	(400)	(13,420)
Microsoft Corp.	(400)	(10,408)

		(23,828)

		(243,718)

Consumer Discretionary - (11.9)%
Auto Components - (0.9)%
Gentex Corp.	(200)	(6,270)
Johnson Controls, Inc.	(300)	(12,300)

		(18,570)

Distributors - (0.7)%
LKQ Corp. (a)	(600)	(15,132)

Hotels, Restaurants & Leisure - (1.0)%
Carnival Corp.	(300)	(11,421)

Company	Shares	U.S. $ Value
Las Vegas Sands Corp. (a)	(200)	$(9,402)

		(20,823)

Household Durables - (2.2)%
Fortune Brands, Inc.	(200)	(13,016)
Pulte Group, Inc. (a)	(1,200)	(9,756)
Stanley Black & Decker, Inc.	(300)	(21,795)

		(44,567)

Leisure Equipment & Products - (1.3)%
Hasbro, Inc.	(200)	(9,368)
Mattel, Inc.	(600)	(16,032)

		(25,400)

Media - (3.1)%
Cablevision Systems Corp.	(500)	(17,615)
Omnicom Group, Inc.	(100)	(4,919)
Thomson Reuters Corp.	(600)	(24,282)
Time Warner Cable, Inc. - Class A	(200)	(15,626)

		(62,442)

Multiline Retail - (0.8)%
Dollar General Corp. (a)	(500)	(16,295)

Specialty Retail - (0.7)%
Abercrombie & Fitch Co. - Class A	(100)	(7,080)
Tractor Supply Co.	(100)	(6,187)

		(13,267)

Textiles, Apparel & Luxury Goods - (1.2)%
Fossil, Inc. (a)	(100)	(9,578)
Phillips-Van Heusen Corp.	(200)	(14,082)

		(23,660)

		(240,156)

Financials - (10.9)%
Capital Markets - (1.6)%
Lazard Ltd. - Class A	(300)	(12,300)
Northern Trust Corp.	(200)	(9,998)
TD Ameritrade Holding Corp.	(500)	(10,770)

		(33,068)

Commercial Banks - (2.2)%
Huntington Bancshares, Inc.	(1,700)	(11,543)
Marshall & Ilsley Corp.	(1,300)	(10,621)
US Bancorporation	(400)	(10,328)
Zions BanCorporation	(500)	(12,225)

		(44,717)

Diversified Financial Services - (0.7)%
Bank of America Corp.	(1,100)	(13,508)

Insurance - (5.1)%
AON Corp.	(500)	(26,085)
Berkshire Hathaway, Inc. (a)	(300)	(24,990)
Manulife Financial Corp.	(800)	(14,376)
Principal Financial Group, Inc.	(400)	(13,500)

Company	Shares	U.S. $ Value
Progressive Corp. (The)	(500)	$(10,970)
Willis Group Holdings PLC	(300)	(12,396)

		(102,317)

Real Estate Management & Development - (0.7)%
CB Richard Ellis Group, Inc. - Class A (a)	(500)	(13,355)

Thrifts & Mortgage Finance - (0.6)%
New York Community Bancorp, Inc.	(800)	(13,280)

		(220,245)

Health Care - (7.3)%
Health Care Equipment & Supplies - (1.7)%
Medtronic, Inc.	(400)	(16,700)
St Jude Medical, Inc.	(200)	(10,688)
Stryker Corp.	(100)	(5,900)

		(33,288)

Health Care Providers & Services - (2.6)%
HCA Holdings, Inc. (a)	(400)	(13,120)
Henry Schein, Inc. (a)	(300)	(21,921)
Quest Diagnostics, Inc.	(100)	(5,638)
Universal Health Services, Inc. - Class B	(200)	(10,956)

		(51,635)

Health Care Technology - (0.3)%
Allscripts Healthcare Solutions, Inc. (a)	(300)	(6,462)

Life Sciences Tools & Services - (0.2)%
Agilent Technologies, Inc. (a)	(100)	(4,991)

Pharmaceuticals - (2.5)%
Hospira, Inc. (a)	(200)	(11,346)
Johnson & Johnson	(200)	(13,144)
Merck & Co., Inc.	(400)	(14,380)
Watson Pharmaceuticals, Inc. (a)	(200)	(12,404)

		(51,274)

		(147,650)

Consumer Staples - (6.5)%
Beverages - (1.2)%
Anheuser-Busch InBev NV (Sponsored ADR)	(200)	(12,794)
Dr Pepper Snapple Group, Inc.	(300)	(11,760)

		(24,554)

Food & Staples Retailing - (2.7)%
CVS Caremark Corp.	(600)	(21,744)
Sysco Corp.	(700)	(20,237)
Walgreen Co.	(300)	(12,816)

		(54,797)

Food Products - (2.2)%
Kraft Foods, Inc. - Class A	(800)	(26,864)
McCormick & Co., Inc.	(100)	(4,912)
Mead Johnson Nutrition Co. - Class A	(200)	(13,376)

		(45,152)

Company	Shares	U.S. $ Value
Household Products - (0.4)%
Energizer Holdings, Inc. (a)	(100)	$(7,553)

		(132,056)

Materials - (5.6)%
Chemicals - (2.4)%
Huntsman Corp.	(600)	(12,510)
Sherwin-Williams Co. (The)	(100)	(8,229)
Valspar Corp.	(700)	(27,517)

		(48,256)

Construction Materials - (0.7)%
Vulcan Materials Co.	(300)	(13,560)

Containers & Packaging - (0.9)%
Bemis Co., Inc.	(600)	(18,804)

Metals & Mining - (1.6)%
Alcoa, Inc.	(500)	(8,500)
Allegheny Technologies, Inc.	(200)	(14,400)
United States Steel Corp.	(200)	(9,542)

		(32,442)

		(113,062)

Energy - (4.9)%
Energy Equipment & Services - (2.7)%
Baker Hughes, Inc.	(100)	(7,741)
FMC Technologies, Inc. (a)	(400)	(18,592)
Halliburton Co.	(200)	(10,096)
Pride International, Inc. (a)	(200)	(8,782)
Schlumberger Ltd.	(100)	(8,975)

		(54,186)

Oil, Gas & Consumable Fuels - (2.2)%
EQT Corp.	(300)	(15,783)
Petrohawk Energy Corp. (a)	(700)	(18,907)
Suncor Energy, Inc.	(200)	(9,208)

		(43,898)

		(98,084)

Utilities - (2.6)%
Electric Utilities - (1.2)%
FirstEnergy Corp.	(300)	(11,988)
PPL Corp.	(500)	(13,715)

		(25,703)

Independent Power Producers & Energy Traders - (1.4)%
AES Corp. (The) (a)	(1,000)	(13,240)
Constellation Energy Group, Inc.	(400)	(14,568)

		(27,808)

		(53,511)

Telecommunication Services - (1.4)%
Diversified Telecommunication Services - (1.4)%
AT&T, Inc.	(400)	(12,448)

Company	Shares	U.S. $ Value
Frontier Communications Corp.	(1,800)	$(14,886)

		(27,334)

Total Securities Sold Short (proceeds $1,367,649)		(1,550,472)

Total Investments, Net of Securities Sold Short - 25.6% (cost $465,501) (d)		515,479
Other assets less liabilities - 74.4%		1,501,973

Net Assets - 100.0%		$2,017,452

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Apple, Inc. (e)	1	$395.00	May 2011	$18
Humana, Inc. (e)	4	82.50	May 2011	110

(premium received $115)				$128

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
AON Corp. (e)	3	$50.00	May 2011	$60
Berkshire Hathaway, Inc. (e)	3	80.00	May 2011	142
CB Richard Ellis Group, Inc. (e)	5	25.00	May 2011	113
Flir Systems, Inc. (e)	6	33.00	May 2011	75
Hewlett Packard Co. (e)	3	38.00	May 2011	81
Jabil Circuit, Inc. (e)	4	19.00	May 2011	150
Lazard Ltd. (e)	2	39.00	May 2011	60
Trimble Navigation Ltd. (e)	2	45.00	May 2011	115
United States Steel Corp. (e)	2	43.00	May 2011	42

(premium received $662)				$838

VARIANCE SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International:
Consumer Discretionary Select Sector SPDR Fund 6/17/11*	24.42%	$1		$2,718	$3,729	$(1,011)
Consumer Staples Select Sector SPDR Fund 6/17/11*	16.72	1		771	4,938	(4,167)
Energy Select Sector SPDR Fund 6/17/11*	25.90	1		4,109	6,718	(2,609)
Financial Select Sector SPDR Fund 6/17/11*	26.89	1		3,294	8,752	(5,458)
Health Care Select Sector SPDR Fund 6/17/11*	19.34	1		1,504	4,390	(2,886)
Industrial Select Sector SPDR Fund 6/17/11*	23.60	1		2,762	5,499	(2,737)
Materials Select Sector SPDR Trust 6/17/11*	26.88	0	**	1,024	1,921	(897)
Technology Select Sector SPDR Fund 6/17/11*	22.43	2		4,197	10,152	(5,955)
Utilities Select Sector SPDR Fund 6/17/11*	16.68	0	**	534	1,296	(762)
Morgan Stanley & Co. International PLC:
Consumer Discretionary Select Sector SPDR Fund 6/17/11*	24.42	1		2,293	5,066	(2,773)
Consumer Staples Select Sector SPDR Fund 6/17/11*	16.72	1		1,291	3,454	(2,163)
Energy Select Sector SPDR Fund 6/17/11*	25.90	1		4,532	6,466	(1,934)
Financial Select Sector SPDR Fund 6/17/11*	26.89	1		3,637	8,659	(5,022)
Health Care Select Sector SPDR Fund 6/17/11*	19.34	1		1,772	4,165	(2,393)
Industrial Select Sector SPDR Fund 6/17/11*	23.60	1		3,183	5,256	(2,073)
Materials Select Sector SPDR Trust 6/17/11*	26.88	0	**	1,080	1,947	(867)
Technology Select Sector SPDR Fund 6/17/11*	22.43	2		4,812	9,838	(5,026)
Utilities Select Sector SPDR Fund 6/17/11*	16.68	0	**	717	1,094	(377)

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)	Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Credit Suisse International:
Standard and Poor’s 500 Index 6/17/11*	20.25%	$11	$(21,361)	$(55,401)	$34,040
Morgan Stanley & Co. International PLC:
Standard and Poor’s 500 Index 6/17/11*	20.25	12	(22,718)	(50,600)	27,882

*	Termination date.
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Securities, or a portion thereof, with an aggregate market value of $610,620 have been segregated to collateralize short sales.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $245,622 and gross unrealized depreciation of investments was $(195,644), resulting in net unrealized appreciation of $49,978.
(e)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Market Neutral Strategy - US

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,623,324	$—	$—	$1,623,324
Short-Term Investments	442,627	—	—	442,627
Liabilities:
Common Stocks	(1,550,472)	—	—	(1,550,472)

Total Investments in Securities	515,479	—	—	515,479
Other Financial Instruments* :
Assets
Variance Swap Contracts	—	61,922	—	61,922
Liabilities
Call Options Written	—	(128)	—	(128)
Put Options Written	—	(838)	—	(838)
Variance Swap Contracts	—	(49,110)	—	(49,110)

Total	$515,479	$11,846	$—	$527,325

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

AllianceBernstein Market Neutral Strategy - Global

Portfolio of Investments

April 30, 2011 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 89.9%
Industrials - 17.6%
Aerospace & Defense - 0.8%
Meggitt PLC	1,000	$6,016
Rolls-Royce Group - C Shares (a)	96,864	162
Rolls-Royce Group PLC (a) (b)	1,009	10,852

		17,030

Air Freight & Logistics - 0.2%
Mainfreight Ltd.	600	4,512

Airlines - 0.7%
Air France-KLM (a) (b)	300	5,295
Cathay Pacific Airways Ltd. (b)	2,000	5,013
Qantas Airways Ltd. (a) (b)	2,800	6,490

		16,798

Building Products - 1.7%
Armstrong World Industries, Inc. (b)	200	8,950
Assa Abloy AB (a) (b)	500	15,020
Takasago Thermal Engineering Co., Ltd.	1,600	13,666

		37,636

Commercial Services & Supplies - 1.5%
Aggreko PLC (b)	200	5,983
Decmil Group Ltd. (a)	1,200	4,130
Mineral Resources Ltd.	500	6,406
Sohgo Security Services Co., Ltd. (b)	700	8,036
Sthree PLC	1,200	8,794

		33,349

Construction & Engineering - 2.8%
Hochtief AG (b)	100	9,475
KBR, Inc. (b)	300	11,511
Monadelphous Group Ltd.	400	8,448
Nippo Corp.	2,000	16,099
Sacyr Vallehermoso SA (a)	500	6,314
Sanki Engineering Co., Ltd.	2,000	11,936

		63,783

Electrical Equipment - 0.5%
Mitsubishi Electric Corp. (b)	1,000	11,133

Industrial Conglomerates - 0.5%
Hutchison Whampoa Ltd. (b)	1,000	11,449

Machinery - 3.9%
Bradken Ltd.	800	7,001
Danieli & C Officine Meccaniche SpA	800	14,334
Fanuc Corp. (b)	100	16,740
IMI PLC	400	7,321
Joy Global, Inc. (b)	100	10,095
Nachi-Fujikoshi Corp.	2,000	11,175
Shinmaywa Industries Ltd.	2,000	8,535

Company	Shares	U.S. $ Value
Vossloh AG	100	$14,376

		89,577

Marine - 0.6%
Clarkson PLC	700	14,744

Professional Services - 0.8%
Hays PLC (b)	4,100	8,167
SAI Global Ltd.	2,000	10,995

		19,162

Road & Rail - 2.4%
Avis Europe PLC (a)	1,500	4,861
Canadian National Railway Co. (b)	200	15,514
MTR Corp. (b)	1,000	3,651
Norfolk Southern Corp.(b)	100	7,468
Seino Holdings Corp. (b)	3,000	22,536

		54,030

Trading Companies & Distributors - 0.8%
Mitsubishi Corp. (b)	400	10,851
Seven Group Holdings Ltd.	800	8,021

		18,872

Transportation Infrastructure - 0.4%
Port of Tauranga Ltd.	700	4,908
Zhejiang Expressway Co., Ltd. (b)	4,000	3,312

		8,220

		400,295

Financials - 16.4%
Capital Markets - 2.3%
American Capital Ltd. (a) (b)	600	6,162
Ashmore Group PLC	1,000	6,248
GAM Holding AG (a) (b)	600	11,826
Goldman Sachs Group, Inc. (The)	100	15,101
Hargreaves Lansdown PLC	800	8,619
IOOF Holdings Ltd. (b)	600	4,722

		52,678

Commercial Banks - 7.0%
Bank of China Ltd. (b)	20,000	11,096
Bank of East Asia Ltd. (b)	1,600	6,635
Bank of Nova Scotia (b)	300	18,292
BOC Hong Kong Holdings Ltd. (b)	6,000	18,861
China Construction Bank Corp. - Class H (b)	15,000	14,223
CIT Group, Inc. (a) (b)	200	8,492
Commerzbank AG (a)	800	5,091
Eighteenth Bank Ltd. (The)	3,000	8,143
Hang Seng Bank Ltd. (b)	900	14,090
HSBC Holdings PLC (b)	400	4,355
Industrial & Commercial Bank of China - Class H (b)	21,000	17,813

Company	Shares	U.S. $ Value
Oversea-Chinese Banking Corp. Ltd. (b)	2,000	$15,618
Toronto-Dominion Bank (The) (b)	200	17,317

		160,026

Diversified Financial Services - 2.0%
Challenger Ltd. (b)	1,400	7,425
Hong Kong Exchanges and Clearing Ltd. (b)	300	6,860
Investor AB (b)	300	7,472
Investor AB	400	9,645
ORIX Corp. (b)	150	14,737

		46,139

Insurance - 2.7%
Allied World Assurance Co. Holdings Ltd. (b)	100	6,497
China Life Insurance Co., Ltd. - Class H (b)	2,000	7,149
Dai-ichi Life Insurance Co., Ltd. (The) (b)	6	9,911
NIB Holdings Ltd.	4,000	6,424
Omega Insurance Holdings Ltd. (a)	3,000	4,103
Power Financial Corp. (b)	200	6,652
Prudential Financial, Inc. (b)	100	6,342
RenaissanceRe Holdings Ltd. (b)	100	7,028
Travelers Cos., Inc. (The) (b)	100	6,328

		60,434

Real Estate Investment Trusts (REITs) - 0.3%
Vastned Retail NV	100	7,663

Real Estate Management & Development - 2.1%
Cheung Kong Holdings Ltd. (b)	1,000	15,782
Daito Trust Construction Co., Ltd. (b)	100	8,000
Sun Hung Kai Properties Ltd. (b)	1,000	15,714
Swire Pacific Ltd. (b)	500	7,653

		47,149

		374,089

Consumer Discretionary - 14.2%
Auto Components - 0.4%
Cie Generale des Etablissements Michelin - Class B (b)	100	10,024

Automobiles - 0.4%
Bayerische Motoren Werke AG (b)	100	9,415

Hotels, Restaurants & Leisure - 3.8%
Ajisen China Holdings Ltd.	8,000	15,984
Domino’s Pizza UK & IRL PLC	500	3,869
Enterprise Inns PLC (a)	2,600	4,152
Flight Centre Ltd. (b)	400	10,353
McDonald’s Corp. (b)	100	7,831
Millennium & Copthorne Hotels PLC	600	5,306
Starbucks Corp.	200	7,238
TABCORP Holdings Ltd.	700	5,868
TUI AG (a) (b)	800	10,213

Company	Shares	U.S. $ Value
Whitbread PLC (b)	600	$16,868

		87,682

Household Durables - 2.4%
Alpine Electronics, Inc.	1,000	12,560
Berkeley Group Holdings PLC (a)	2,000	35,483
Persimmon PLC	800	6,472

		54,515

Internet & Catalog Retail - 0.6%
Rakuten, Inc.	15	13,928

Leisure Equipment & Products - 0.5%
Sankyo Co., Ltd. (b)	200	10,401

Media - 2.3%
British Sky Broadcasting Group PLC (b)	800	11,252
Havas SA	1,900	10,828
Interpublic Group of Cos., Inc. (The) (b)	800	9,400
Rea Group Ltd.	500	7,549
Shaw Communications, Inc. (b)	200	4,223
STW Communications Group Ltd.	3,000	3,818
Village Roadshow Ltd.	1,000	4,713

		51,783

Multiline Retail - 0.5%
Mothercare PLC	700	4,910
Springland International Holdings Ltd. (a)	8,000	7,087

		11,997

Specialty Retail - 2.2%
Advance Auto Parts, Inc. (b)	100	6,546
Automotive Holdings Group	2,400	7,150
EDION Corp.	1,000	8,630
Nitori Holdings Co., Ltd. (b)	200	17,294
TJX Cos., Inc. (b)	200	10,724

		50,344

Textiles, Apparel & Luxury Goods - 1.1%
Cie Financiere Richemont SA (b)	200	12,936
Trinity Ltd.	10,000	10,927

		23,863

		323,952

Health Care - 9.1%
Health Care Equipment & Supplies - 1.9%
Ansell Ltd. (b)	400	6,119
Covidien PLC (b)	300	16,707
Draegerwerk AG & Co. KGaA (Preference Shares)	100	10,495
William Demant Holding AS (a) (b)	100	9,323

		42,644

Health Care Providers & Services - 0.9%
AMERIGROUP Corp. (a) (b)	100	6,830

Company	Shares	U.S. $ Value
Humana, Inc. (a) (b)	100	$7,612
Ramsay Health Care Ltd. (b)	300	5,953

		20,395

Pharmaceuticals - 6.3%
Abbott Laboratories (b)	300	15,612
Astellas Pharma, Inc. (b)	700	26,735
AstraZeneca PLC (b)	400	19,847
Bayer AG	100	8,780
Bristol-Myers Squibb Co. (b)	200	5,620
Forest Laboratories, Inc. (a)	200	6,632
Novartis AG (b)	100	5,930
Novo Nordisk A/S - Class B (b)	100	12,659
Orion Oyj	400	9,946
Sanofi-Aventis SA	100	7,912
Takeda Pharmaceutical Co., Ltd. (b)	400	19,385
Vectura Group PLC (a)	4,500	5,017

		144,075

		207,114

Energy - 8.5%
Energy Equipment & Services - 0.8%
Hunting PLC	500	6,769
Saipem SpA (b)	100	5,680
WorleyParsons Ltd. (b)	200	6,678

		19,127

Oil, Gas & Consumable Fuels - 7.7%
AltaGas Ltd.	500	13,412
China Petroleum & Chemical Corp. - Class H (b)	6,000	6,048
Circle Oil PLC (a)	8,500	4,900
CNOOC Ltd. (b)	6,000	14,914
ConocoPhillips	200	15,786
Enbridge, Inc. (b)	300	19,500
Faroe Petroleum PLC (a)	1,700	4,998
Oil Search Ltd.	900	6,971
Origin Energy Ltd. (b)	340	6,099
PetroChina Co., Ltd. - Class H (b)	10,000	14,464
Petrominerales Ltd.	300	11,481
Soco International PLC (a)	900	5,847
Sunoco, Inc. (b)	300	12,798
Total SA (b)	300	19,212
TransCanada Corp. (b)	300	12,908
Valero Energy Corp. (b)	200	5,660

		174,998

		194,125

Materials - 7.5%
Chemicals - 1.6%
Agrium, Inc. (Toronto) (b)	100	9,064
EI du Pont de Nemours & Co. (b)	100	5,679

Company	Shares	U.S. $ Value
Nitto Denko Corp. (b)	200	$10,711
Praxair, Inc. (b)	100	10,642

		36,096

Construction Materials - 0.8%
Adelaide Brighton Ltd. (b)	3,000	10,411
Italcementi SpA (b)	800	8,770

		19,181

Metals & Mining - 4.3%
Aurubis AG	200	11,820
Eldorado Gold Corp. (b)	800	14,890
Ferrexpo PLC	2,300	19,273
Freeport-McMoRan Copper & Gold, Inc. (c)	200	11,006
Fresnillo PLC (b)	300	8,268
Gammon Gold, Inc. (a)	900	9,845
Jiangxi Copper Co., Ltd. - Class H (b)	2,000	6,814
OZ Minerals Ltd. (b)	4,100	6,508
Ramelius Resources Ltd.	3,000	4,414
SEMAFO, Inc. (a)	600	5,099

		97,937

Paper & Forest Products - 0.8%
Domtar Corp. (b)	100	9,302
Norske Skogindustrier ASA (a)	3,200	9,092

		18,394

		171,608

Information Technology - 6.6%
Communications Equipment - 1.3%
AAC Acoustic Technologies Holdings, Inc.	2,000	5,264
QUALCOMM, Inc. (c)	400	22,736
ZTE Corp. - Class H	200	721

		28,721

Computers & Peripherals - 0.5%
Toshiba Corp. (b)	2,000	10,650

Electronic Equipment, Instruments & Components - 0.2%
Tech Data Corp. (a) (b)	100	5,313

IT Services - 2.4%
Accenture PLC (c)	200	11,426
Computacenter PLC	2,900	22,346
Iress Market Technology Ltd.	700	7,029
SMS Management & Technology Ltd.	900	6,244
Visa, Inc. - Class A (b)	100	7,812

		54,857

Office Electronics - 0.4%
Toshiba TEC Corp. (b)	2,000	9,239

Semiconductors & Semiconductor Equipment - 0.7%
ARM Holdings PLC (b)	900	9,328

Company	Shares	U.S. $ Value
Infineon Technologies AG (b)	700	$7,936

		17,264

Software - 1.1%
Aveva Group PLC	200	5,356
Cadence Design Systems, Inc. (a) (b)	600	6,228
Square Enix Holdings Co., Ltd. (b)	800	13,329

		24,913

		150,957

Consumer Staples - 5.5%
Beverages - 1.1%
Heineken Holding NV (b)	200	10,553
Ito En Ltd. (b)	800	14,199

		24,752

Food & Staples Retailing - 1.4%
Aeon Co., Ltd. (b)	600	7,229
Jeronimo Martins SGPS SA (b)	800	13,121
Metcash Ltd.	800	3,564
Olam International Ltd. (b)	3,000	7,048

		30,962

Food Products - 1.7%
Bunge Ltd. (b)	200	15,088
China Mengniu Dairy Co., Ltd. (b)	2,000	6,177
Marudai Food Co., Ltd.	2,000	6,350
Robert Wiseman Dairies PLC	2,100	11,050

		38,665

Personal Products - 0.7%
Herbalife Ltd.	100	8,978
Kose Corp. (b)	300	7,818

		16,796

Tobacco - 0.6%
Philip Morris International, Inc. (b)	200	13,888

		125,063

Telecommunication Services - 2.5%
Diversified Telecommunication Services - 0.7%
BCE, Inc. (b)	100	3,748
China Telecom Corp. Ltd. - Class H (b)	20,000	11,663

		15,411

Wireless Telecommunication Services - 1.8%
Drillisch AG	600	6,781
Mobistar SA (b)	200	14,838
Softbank Corp. (b)	300	12,659

Company	Shares	U.S. $ Value
StarHub Ltd. (b)	3,000	$7,042

		41,320

		56,731

Utilities - 2.0%
Electric Utilities - 0.9%
CLP Holdings Ltd. (b)	1,500	12,348
Endesa SA (b)	200	6,973

		19,321

Independent Power Producers & Energy Traders - 0.2%
International Power PLC (b)	800	4,428

Multi-Utilities - 0.9%
Hastings Diversified Utilities Fund	4,100	7,521
Public Service Enterprise Group, Inc. (b)	400	12,868

		20,389

		44,138

Total Common Stocks (cost $1,784,212)		2,048,072

INVESTMENT COMPANIES - 0.3%
Industrials - 0.3%
Transportation Infrastructure - 0.3%
Qube Logistics (cost $5,337)	4,100	7,376

SHORT-TERM INVESTMENTS - 12.9%
Investment Companies - 12.9%
AllianceBernstein Fixed-Income Shares, Inc.- Government STIF Portfolio, 0.10% (d) (cost $294,320)	294,320	294,320

Total Investments - 103.1% (cost $2,083,869)		2,349,768

SECURITIES SOLD SHORT - (73.6)%
COMMON STOCKS - (66.8)%
Industrials - (15.7)%
Aerospace & Defense - (0.7)%
BAE Systems PLC	(900)	(4,940)
Finmeccanica SpA	(400)	(5,405)
QinetiQ Group PLC (a)	(3,000)	(6,074)

		(16,419)

Air Freight & Logistics - (0.2)%
Toll Holdings Ltd.	(700)	(4,334)

Airlines - (0.4)%
All Nippon Airways Co., Ltd.	(3,000)	(8,818)

Building Products - (0.4)%
Wienerberger AG (a)	(400)	(8,553)

Company	Shares	U.S. $ Value
Commercial Services & Supplies - (2.4)%
Downer EDI Ltd.	(1,200)	$(4,885)
Moshi Moshi Hotline, Inc.	(900)	(16,512)
Rentokil Initial PLC (a)	(7,100)	(11,216)
RPS Group PLC	(1,500)	(5,725)
Transfield Services Ltd.	(1,400)	(5,470)
Transpacific Industries Group Ltd. (a)	(8,000)	(9,771)

		(53,579)

Construction & Engineering - (1.4)%
Carillion PLC	(900)	(5,907)
Eiffage SA	(100)	(6,913)
Obayashi Corp.	(2,000)	(8,437)
Wavin NV (a)	(600)	(10,731)

		(31,988)

Electrical Equipment - (1.0)%
Mabuchi Motor Co., Ltd.	(300)	(14,884)
Roper Industries, Inc.	(100)	(8,649)

		(23,533)

Industrial Conglomerates - (0.7)%
Cookson Group PLC (a)	(700)	(8,398)
Keihan Electric Railway Co., Ltd.	(2,000)	(8,292)

		(16,690)

Machinery - (3.1)%
Bodycote PLC	(1,300)	(8,470)
Caterpillar, Inc.	(100)	(11,541)
Fenner PLC	(2,200)	(14,317)
Fiat Industrial SpA (a)	(1,000)	(14,856)
GEA Group AG	(200)	(7,305)
Graco, Inc.	(100)	(5,003)
Kubota Corp.	(1,000)	(9,588)

		(71,080)

Marine - (0.6)%
Kawasaki Kisen Kaisha Ltd.	(4,000)	(13,413)

Professional Services - (0.6)%
Seek Ltd.	(900)	(6,885)
Teleperformance	(200)	(7,631)

		(14,516)

Road & Rail - (2.4)%
Asciano Ltd.	(4,300)	(7,807)
Hertz Global Holdings, Inc. (a)	(500)	(8,605)
Keikyu Corp.	(3,000)	(20,942)
National Express Group PLC	(1,400)	(6,164)
Tobu Railway Co., Ltd.	(3,000)	(11,714)

		(55,232)

Trading Companies & Distributors - (0.3)%
SIG PLC (a)	(2,800)	(6,574)

Transportation Infrastructure - (1.5)%
Australian Infrastructure Fund	(3,200)	(6,656)

Company	Shares	U.S. $ Value
Forth Ports PLC	(200)	$(5,421)
Groupe Eurotunnel SA	(900)	(9,785)
Mitsubishi Logistics Corp.	(1,000)	(11,061)

		(32,923)

		(357,652)

Consumer Discretionary - (14.8)%
Auto Components - (0.4)%
Toyota Industries Corp.	(300)	(9,094)

Automobiles - (0.9)%
Mitsubishi Motors Corp. (a)	(10,000)	(12,269)
Piaggio & C SpA	(1,700)	(6,648)

		(18,917)

Diversified Consumer Services - (0.2)%
Dignity PLC	(400)	(5,121)

Hotels, Restaurants & Leisure - (3.4)%
Accor SA	(100)	(4,444)
Aristocrat Leisure Ltd.	(3,400)	(9,795)
Bwin.Party Digital Entertainment PLC (a)	(1,223)	(3,134)
Choice Hotels International, Inc.	(200)	(7,476)
Crown Ltd.	(1,000)	(9,276)
Greene King PLC	(800)	(6,556)
Ladbrokes PLC	(6,000)	(15,297)
Lottomatica SpA	(300)	(6,699)
Tatts Group Ltd.	(4,100)	(10,442)
Thomas Cook Group PLC	(1,700)	(4,878)

		(77,997)

Household Durables - (1.9)%
Jarden Corp.	(200)	(7,278)
Lennar Corp. - Class A	(500)	(9,495)
Panasonic Corp.	(1,200)	(14,755)
Taylor Wimpey PLC (a)	(18,300)	(11,959)

		(43,487)

Media - (2.6)%
Amalgamated Holdings Ltd.	(1,500)	(9,898)
APN News & Media Ltd.	(3,000)	(5,181)
DreamWorks Animation SKG, Inc. (a)	(300)	(7,947)
Mecom Group PLC (a)	(1,000)	(5,208)
Mediaset SpA	(700)	(4,664)
Modern Times Group AB	(200)	(15,342)
United Business Media Ltd.	(500)	(5,057)
WPP PLC	(400)	(5,239)

		(58,536)

Multiline Retail - (1.0)%
Debenhams PLC (a)	(15,700)	(17,929)
Harvey Norman Holdings Ltd.	(1,800)	(5,303)

		(23,232)

Specialty Retail - (3.1)%
ABC-Mart, Inc.	(300)	(11,241)
Best Buy Co., Inc.	(300)	(9,366)

Company	Shares	U.S. $ Value
Dixons Retail PLC (a)	(12,800)	$(3,087)
Douglas Holding AG	(100)	(5,863)
Premier Investments Ltd.	(1,000)	(6,587)
Shimachu Co., Ltd.	(300)	(7,003)
Sports Direct International PLC (a)	(3,000)	(10,111)
Staples, Inc.	(500)	(10,570)
Urban Outfitters, Inc. (a)	(200)	(6,292)

		(70,120)

Textiles, Apparel & Luxury Goods - (1.3)%
Adidas AG	(100)	(7,452)
Billabong International Ltd.	(1,000)	(7,437)
Safilo Group SpA (a)	(300)	(5,730)
Toyobo Co., Ltd.	(6,000)	(9,481)

		(30,100)

		(336,604)

Health Care - (8.5)%
Health Care Equipment & Supplies - (1.7)%
Becton Dickinson and Co.	(200)	(17,188)
Fresenius SE & Co. KGaA	(100)	(10,502)
Nobel Biocare Holding AG (a)	(300)	(6,664)
Omega Pharma	(100)	(5,125)

		(39,479)

Health Care Providers & Services - (1.6)%
Healthsouth Corp. (a)	(300)	(7,689)
Nichii Gakkan Co.	(1,800)	(14,163)
Primary Health Care Ltd.	(2,000)	(7,629)
Rhoen Klinikum AG	(300)	(6,862)

		(36,343)

Life Sciences Tools & Services - (0.3)%
QIAGEN NV (a)	(300)	(6,414)

Pharmaceuticals - (4.9)%
Chugai Pharmaceutical Co., Ltd.	(500)	(8,290)
Endo Pharmaceuticals Holdings, Inc. (a)	(100)	(3,916)
GlaxoSmithKline PLC	(300)	(6,553)
Hikma Pharmaceuticals PLC	(400)	(5,257)
Hisamitsu Pharmaceutical Co., Inc.	(200)	(8,347)
Johnson & Johnson	(200)	(13,144)
Meda AB	(1,000)	(10,594)
Pfizer, Inc.	(300)	(6,288)
Rohto Pharmaceutical Co., Ltd.	(2,000)	(20,338)
Tsumura & Co.	(400)	(12,441)
UCB SA	(200)	(9,663)
Warner Chilcott PLC	(300)	(6,915)

		(111,746)

		(193,982)

Financials - (7.8)%
Capital Markets - (2.7)%
BinckBank NV	(400)	(7,233)
EFG International AG (a)	(500)	(7,457)

Company	Shares	U.S. $ Value
ICAP PLC	(700)	$(6,074)
Jafco Co., Ltd.	(400)	(10,247)
Macquarie Group Ltd.	(300)	(11,598)
Och-Ziff Capital Management Group LLC	(500)	(8,035)
Tullett Prebon PLC	(800)	(5,638)
UBS AG (a)	(300)	(6,004)

		(62,286)

Commercial Banks - (1.9)%
Australia & New Zealand Banking Group Ltd.	(300)	(7,991)
BB&T Corp.	(400)	(10,768)
Mitsubishi UFJ Financial Group, Inc.	(1,900)	(9,119)
Senshu Ikeda Holdings, Inc.	(6,100)	(9,109)
Societe Generale	(100)	(6,683)

		(43,670)

Diversified Financial Services - (0.7)%
Moody’s Corp.	(400)	(15,656)

Insurance - (2.0)%
Insurance Australia Group Ltd.	(1,400)	(5,489)
Marsh & McLennan Cos., Inc.	(600)	(18,168)
MetLife, Inc.	(200)	(9,358)
St. James’s Place PLC	(900)	(5,339)
T&D Holdings, Inc.	(300)	(7,408)

		(45,762)

Real Estate Management & Development - (0.5)%
Grainger PLC	(2,600)	(5,008)
IVG Immobilien AG (a)	(600)	(5,063)

		(10,071)

		(177,445)

Materials - (5.1)%
Chemicals - (2.4)%
Air Products & Chemicals, Inc.	(100)	(9,552)
CF Industries Holdings, Inc.	(100)	(14,155)
Elementis PLC	(1,700)	(4,690)
Nufarm Ltd. (a)	(1,000)	(5,312)
Taiyo Nippon Sanso Corp.	(2,000)	(16,154)
Umicore SA	(100)	(5,732)

		(55,595)

Construction Materials - (0.4)%
Holcim Ltd.	(100)	(8,713)

Containers & Packaging - (0.7)%
Amcor Ltd.	(500)	(3,843)
Greif, Inc. - Class A	(200)	(12,420)

		(16,263)

Metals & Mining - (1.6)%
African Minerals Ltd. (a)	(1,000)	(8,410)
Lonmin PLC	(200)	(5,479)
Outokumpu Oyj	(300)	(4,998)
Rio Tinto PLC (Sponsored ADR)	(100)	(7,321)

Company	Shares	U.S. $ Value
SSAB AB	(600)	$(10,723)

		(36,931)

		(117,502)

Information Technology - (5.0)%
Computers & Peripherals - (0.9)%
Hewlett-Packard Co.	(500)	(20,185)

Electronic Equipment, Instruments & Components - (0.7)%
Halma PLC	(1,300)	(8,119)
Nichicon Corp.	(600)	(9,222)

		(17,341)

Internet Software & Services - (0.2)%
Telecity Group PLC (a)	(600)	(5,281)

IT Services - (1.0)%
Computershare Ltd.	(700)	(7,449)
Genpact Ltd. (a)	(600)	(9,654)
Logica PLC	(2,600)	(5,872)

		(22,975)

Office Electronics - (0.3)%
Xerox Corp.	(600)	(6,054)

Semiconductors & Semiconductor Equipment - (1.6)%
Advantest Corp.	(700)	(13,911)
Dainippon Screen Manufacturing Co., Ltd.	(1,000)	(9,287)
Marvell Technology Group Ltd. (a)	(300)	(4,629)
Silex Systems Ltd. (a)	(2,000)	(8,902)

		(36,729)

Software - (0.3)%
SDL PLC (a)	(600)	(6,488)

		(115,053)

Consumer Staples - (4.9)%
Beverages - (1.8)%
Britvic PLC	(800)	(5,479)
Carlsberg A/S	(100)	(11,865)
Kirin Holdings Co., Ltd.	(1,000)	(14,071)
Pernod-Ricard SA	(100)	(10,045)

		(41,460)

Food & Staples Retailing - (1.4)%
Kroger Co. (The)	(200)	(4,862)
Sugi Holdings Co., Ltd.	(300)	(7,185)
Wal-Mart Stores, Inc.	(300)	(16,494)
Wesfarmers Ltd.	(100)	(3,663)

		(32,204)

Food Products - (0.7)%
Kikkoman Corp.	(1,000)	(9,927)
Premier Foods PLC (a)	(12,700)	(6,828)

		(16,755)

Company	Shares	U.S. $ Value
Tobacco - (1.0)%
Imperial Tobacco Group PLC	(200)	$(7,055)
Reynolds American, Inc.	(400)	(14,844)

		(21,899)

		(112,318)

Energy - (2.7)%
Energy Equipment & Services - (0.7)%
Cie Generale de Geophysique-Veritas (a)	(200)	(7,045)
Schlumberger Ltd.	(100)	(8,975)

		(16,020)

Oil, Gas & Consumable Fuels - (2.0)%
AWE Ltd. (a)	(2,600)	(4,450)
Chesapeake Energy Corp.	(200)	(6,734)
Consol Energy, Inc.	(200)	(10,818)
Det Norske Oljeselskap ASA (a)	(1,000)	(6,292)
Heritage Oil PLC	(700)	(2,930)
Indus Gas Ltd. (a)	(300)	(4,057)
Lundin Petroleum AB (a)	(300)	(4,560)
Range Resources Corp.	(100)	(5,645)

		(45,486)

		(61,506)

Utilities - (1.7)%
Electric Utilities - (0.3)%
FirstEnergy Corp.	(100)	(3,996)
Spark Infrastructure Group (e)	(3,000)	(3,906)

		(7,902)

Gas Utilities - (0.3)%
Gas Natural SDG SA	(300)	(6,169)

Independent Power Producers & Energy Traders - (0.7)%
EDP Renovaveis SA (a)	(1,000)	(7,702)
TransAlta Corp.	(400)	(8,900)

		(16,602)

Multi-Utilities - (0.4)%
AGL Energy Ltd.	(500)	(7,980)

		(38,653)

Telecommunication Services - (0.6)%
Wireless Telecommunication Services - (0.6)%
Freenet AG	(1,000)	(12,717)

Total Common Stocks (proceeds $1,391,659)		(1,523,432)

Investment Companies - (6.8)%
Funds and Investment Trusts - (6.8)%
iShares S&P/TSX 60 Index Fund (cost $(126,913))	(7,300)	(154,541)

Company	Shares	U.S. $ Value
Rights - 0.0%
Industrials - 0.0%
Construction & Engineering - 0.0%
Leighton Holdings Ltd. (a) (cost $0)	(27)	$(53)

Total Securities Sold Short (proceeds $1,518,572)		(1,678,026)

Total Investments, Net of Securities Sold Short - 29.5% (cost $565,297) (f)		671,742
Other assets less liabilities - 70.5% (g)		1,607,762

Net Assets - 100.0%		$2,279,504

FUTURES CONTRACTS

Type	Number of Contracts	Expiration Month	Original Value	Value at April 30, 2011	Unrealized Appreciation/ (Depreciation)
Sold Contracts
Hang Seng China ENT Index	1	May 2011	$86,709	$84,449	$2,260
Hang Seng Index	1	May 2011	152,977	151,199	1,778
SGX MSCI Singapore Index	1	May 2011	60,941	60,553	388

					$4,426

CALL OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Goldman Sachs Group, Inc. (h)	1	$165.00	May 2011	$15
(premium received $39)

PUT OPTIONS WRITTEN

Description	Contracts	Exercise Price	Expiration Month	U.S. $ Value
Hewlett Packard Co. (h)	5	$38.00	May 2011	$135
(premium received $135)

VARIANCE SWAP CONTRACTS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)		Market Value	Upfront Premiums (Paid) Received	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Credit Suisse International:
Consumer Discretionary Select Sector SPDR Fund 6/17/11*	19.37%	$2		$5,436	$7,458	$(2,022)
Consumer Staples Select Sector SPDR Fund 6/17/11*	26.06	1		1,543	9,877	(8,334)
Energy Select Sector SPDR Fund 6/17/11*	28.17	2		8,227	13,451	(5,224)
Financial Select Sector SPDR Fund 6/17/11*	28.79	2		6,588	17,504	(10,916)
Health Care Select Sector SPDR Fund 6/17/11*	21.84	2		3,008	8,780	(5,772)
Industrial Select Sector SPDR Fund 6/17/11*	26.31	2		5,524	10,998	(5,474)
Materials Select Sector SPDR Trust 6/17/11*	27.84	0	**	2,056	3,856	(1,800)
Technology Select Sector SPDR Fund 6/17/11*	24.73	3		8,389	20,291	(11,902)
Utilities Select Sector SPDR Fund 6/17/11*	21.24	1		1,064	2,581	(1,517)
Sale Contracts
Credit Suisse International:
Standard and Poor’s 500 Index 6/17/11*	22.16	23		(42,721)	(110,801)	68,080

*	Termination date.
**	Notional amount less than $500.

(a)	Non-income producing security.
(b)	Securities, or a portion thereof, with an aggregate market value of $1,284,984 have been segregated to collateralize short sales.
(c)	Position, or a portion thereof, has been segregated to collateralize margin requirements for open futures contracts. The market value of the collateral amounted to $45,168.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2011, the market value of this security amounted to $(3,906) or (0.2)% of net assets.
(f)	As of April 30, 2011, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $308,705 and gross unrealized depreciation of investments was $(202,260), resulting in net unrealized appreciation of $106,445.
(g)	An amount of U.S. $204,273 has been segregated to collateralize margin requirements for the short sales at April 30, 2011.
(h)	One contract relates to 100 shares.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

NET COUNTRY EXPOSURE (TOP THREE)*

Long
China	6.3%
Hong Kong	5.7
Germany	1.7

Short
Italy	-0.7%
Canada	-0.6
Sweden	-0.4

*	Holdings are expressed as a percentage of total net assets and may vary over time.

AllianceBernstein Market Neutral Strategy - Global

April 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of April 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Industrials	$91,649	$308,484	$162	$400,295
Financials	117,050	257,039	—	374,089
Consumer Discretionary	73,924	250,028	—	323,952
Health Care	80,722	126,392	—	207,114
Energy	96,543	97,582	—	194,125
Materials	75,527	96,081	—	171,608
Information Technology	85,189	65,768	—	150,957
Consumer Staples	49,004	76,059	—	125,063
Telecommunication Services	25,367	31,364	—	56,731
Utilities	12,868	31,270	—	44,138
Investment Companies	—	7,376	—	7,376
Short-Term Investments	294,320	—	—	294,320
Liabilities:
Common Stocks
Consumer Discretionary	(69,408)	(267,196)	—	(336,604)
Consumer Staples	(36,200)	(76,118)	—	(112,318)
Energy	(39,662)	(21,844)	—	(61,506)
Financials	(74,505)	(102,940)	—	(177,445)
Health Care	(70,767)	(123,215)	—	(193,982)
Industrials	(54,379)	(303,273)	—	(357,652)
Information Technology	(40,522)	(74,531)	—	(115,053)
Materials	(57,590)	(59,912)	—	(117,502)
Telecommunication Services	—	(12,717)	—	(12,717)
Utilities	(12,896)	(25,757)	—	(38,653)
Investment Companies	—	(154,541)	—	(154,541)
Rights	—	—	(53)	(53)

Total Investments in Securities	546,234	125,399+	109	671,742
Other Financial Instruments* :
Assets
Futures Contracts	4,426	—	—	4,426
Variance Swap Contracts	—	68,080	—	68,080
Liabilities
Call Options Written	—	(15)	—	(15)
Put Options Written	—	(135)	—	(135)
Variance Swap Contracts	—	(52,961)	—	(52,961)

Total	$550,660	$140,368	$109	$691,137

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

+	The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred between the close of the foreign markets and the time at which the Fund values its securities which may materially affect the value of securities trading in such markets. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a significant portion of the Fund’s investments are categorized as level 2 investments.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value. The transfers between levels of the fair value hierarchy assumes the financial instrument was transferred at the end of the reporting period.

	Industrials	Rights	Total
Balance as of 7/31/10	$—	$—	$—
Accrued discounts/(premiums)	—	—	—
Realized gain (loss)	—	—	—
Change in unrealized appreciation/depreciation	4	(53)	(49)
Purchases	158	—	158
Sales	—	—	—
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—

Balance as of 4/30/11	$162	$(53)	$109

Net change in unrealized appreciation/depreciation from Investments held as of 4/30/11	$4	$(53)	$(49)

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	June 21, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	June 21, 2011